UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09833

 NAME OF REGISTRANT:                     Investment Grade Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Investment Grade Income Portfolio
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 SCOTTISH PWR PLC
Agenda Number:  701153001
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        Security:  G7932E126
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2007
          Ticker:
            ISIN:  GB00B125RK88
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Prop.# Proposal                                                  Proposal      Proposal Vote
              For/Against
                                                                 Type
              Management

S.1    Approve the Scheme of Arrangement dated 26 FEB            Mgmt          For
              For
       2007 the Scheme, between the Company and the Scheme Shareholders as specified in the Scheme, for the purposes of identification signed by the Chairman of the meeting in its original form or with or subject to any modification, addition or condition approved or imposed by the Court and authorize the Directors of the Company to take all such action as they may consider necessary or appropriate for carrying the Scheme into effect; for the purpose of giving effect to the Scheme, subject to the Scheme being sanctioned by the Court: at the Reorganization Record Time as specified in the Scheme each of the Scheme Shares as specified in the Scheme be subdivided and reclassified as specified; with effect from the subdivision and reclassification referred to in this resolution above, the Article 5 of the Scottish Power
       Articles as specified in the Scheme shall be replaced with the new Article 5 as specified;
       with effect from the Effective Date (as defined in the Scheme), the capital of the Company be reduced by canceling and extinguishing all the Al Shares; subject to and forth with upon the capital reduction of the Al Shares referred to in this resolution taking effect and notwithstanding any other provision in the Scottish Power Articles:
       the authorized share capital of the Company be increased to its former amount by the creation of such number of New Scottish Power Shares as specified in the Scheme as shall be equal to the aggregate number of Al Shares cancelled pursuant to this resolution above; the reserve arising in the books of the Company as a result of the capital reduction of the Al Shares be capitalized and applied by the Company in paying up in full at par the New Scottish Power Shares created pursuant to this resolution above, which shall be allotted and issued free from all liens, charges, encumbrances, rights of pre-emption and any other third policy rights of any nature whatsoever credited as fully paid to Iberdrola, S.A. Iberdrola and/or its nominee in accordance with the terms of the Scheme; and authorize the Directors of the Company for the purposes of and in accordance with the Section 80 of the Companies Act 1985 to give effect to this resolution and accordingly to allot the New Scottish Power Shares referred to in this resolution above, provided that the maximum aggregate nominal amount of shares which may be allotted hereunder and under this resolution below is GBP 1,500,000,000.84, Authority expires on 26 FEB 2010 and this authority shall be in addition and without prejudice to any other authority under the said Section
       80 previously granted and in force on the date on which this resolution is passed; forthwith and contingently upon the increase in authorized share capital referred to in this resolution, the Scottish Power Articles as amended in the form referred to in this resolution above shall be further amended by the deletion of new the Article 5 referred to this resolution above and its replacement with the Article
       5 as specified; forthwith and contingently upon the capital reduction of the Al Shares referred to in this resolution and the issue of new Scottish Power Shares to Iberdrola and/or its nominee pursuant to this resolution, the issued ordinary share capital of the Company shall be reduced by canceling and extinguishing all the A2 Shares; forthwith and contingently upon the capital reduction of the A2 Shares referred to in this resolution taking effect and notwithstanding any other provision in the Scottish Power Articles: the authorized share capital of the Company shall be increased to its former amount by the creation of such number of New Scottish Power Shares as shall be equal to the aggregate number of A2 Shares cancelled pursuant to this resolution; the reserve arising in the books of account of the Company as a result of the capital reduction of the A2 Shares shall be capitalized and applied by the Company in paying up in full at par the New Scottish Power Shares created pursuant this resolution which shall be allotted and issued free from all liens, charges, encumbrances, rights of pre-emption and any other third party rights of any nature whatsoever credited as fully paid to Iberdrola and /or its nominee in accordance with the terms of the Scheme;
       and authorize the Directors of the Company for the purposes of and in accordance with
       Section 80 of the Companies Act 1985 to give effect to this resolution and accordingly to allot the New Scottish Power Shares referred to this resolution above, provided that the maximum aggregate nominal amount of shares which may be allotted hereunder and under this resolution is GBP1,500,000,000.84, Authority expires on 26 FEB 2010 and this authority shal1 be in addition and without prejudice to any other authority under the said Section
       80 previously granted and in force on the date on which this resolution is passed; forthwith and contingently upon the increase in authorized share capital referred to in this resolution, the Scottish Power Articles as amended in the form referred to this resolution above shall be further amended by the deletion of new Article 5 referred to this resolution above and its replacement with the new Article as specified; CONTD..

       CONTD.. forthwith and contingently upon the               Non-Voting    No vote
       capital reduction of the A1 and A2 Shares referred
       to in this resolution and the issue of New
       Scottish Power shares to Iberdrola and/or its
       nominee pursuant to this resolution, the issued
       ordinary share capital of the Company shall
       be reduced by canceling and extinguishing all
       the A3 shares; forthwith and contingently upon
       the capital reduction of the A3 shares referred
       to in this resolution taking effect and notwithstanding
       any other provision in the Scottish Power Articles:
       the authorized share capital of the Company
       shall be increased to its former amount by
       the creation of such number of New Scottish
       Power Shares as shall be equal to the aggregate
       number of A3 Shares cancelled pursuant to this
       resolution; the reserve arising in the books
       of account of the Company as a result of the
       capital reduction of the A3 Shares shall be
       capitalized and applied by the Company in paying
       up in full at par the New Scottish Power Shares
       created pursuant this resolution which shall
       be allotted and issued free from all liens,
       charges, encumbrances, rights of pre-emption
       and any other third party rights of any nature
       whatsoever credited as fully paid to Iberdrola
       and /or its nominee in accordance with the
       terms of the Scheme; and authorize the Directors
       of the Company for the purposes of and in accordance
       with Section 80 of the Companies Act 1985 to
       give effect to this resolution and accordingly
       to allot the New Scottish Power Shares referred
       to this resolution above, provided that the
       maximum aggregate nominal amount of shares
       which may be allotted hereunder and under this
       resolution is GBP1,500,000,000.84, Authority
       expires on 26 FEB 2010 and this authority
       shal1 be in addition and without prejudice
       to any other authority under the said Section
       80 previously granted and in force on the date
       on which this resolution is passed; forthwith
       and contingently upon the increase in authorized
       share capital referred to in this resolution,
       the Scottish Power Articles as amended in
       the form referred to this resolution above
       shall be further amended by the deletion of
       new Article 5 referred to this resolution above
       and its replacement with the new Article as
       specified



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Investment Grade Income Portfolio
By (Signature)       /s/ Elizabeth S. Kenyon
Name                 Elizabeth S. Kenyon
Title                President
Date                 08/28/2007